Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes
Subsequent Events

Note 11:  Subsequent Events

The Company evaluated subsequent events through December 20, 2013, the date the financial statements were issued.  During this period, there were no significant subsequent events that required adjustment to or disclosure in the accompanying financial statements.

Note 11:  Subsequent Events

The Company evaluated subsequent events through April 3, 2013, the date the financial statements were issued.  During this period, there were no significant subsequent events that required adjustment to or disclosure in the accompanying financial statements.